OTHER INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2006	Dec. 31, 2009	Dec. 31, 2011
OTHER INVESTMENTS [Line Items]
Dividend income from other investments	$ 254,759	$ 128,611	$ 162,100
Impairment loss recognized on other investments	0	0	0
Shenzhen Mobile [Member]
OTHER INVESTMENTS [Line Items]
Equity interest acquired (as a percent)				25.00%
Voting power (as a percent)				25.00%
Voting power held by a sole controlling shareholder (as a percent)				75.00%
Dividend income from other investments	210,466	0	162,100
Guangtong Mobile [Member]
OTHER INVESTMENTS [Line Items]
Equity interest acquired (as a percent)				14.00%
Voting power (as a percent)				14.00%
Payments to acquire investment					389,048
Dividend income from other investments	44,293	128,611	0
Eastlong Huatong [Member]
OTHER INVESTMENTS [Line Items]
Equity interest acquired (as a percent)						20.00%
Payments to acquire investment						$ 157,423